Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]	Pay vs. Performance Tabular Disclosure

Pay vs. Performance Disclosure (1)
					Average		Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid for First PEO(2)	Compensation Actually Paid for Second PEO(2)	Summary Compensation Actually Paid for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs (3)	Globus Medical Total Shareholder Return (4)	S&P 500 Health Care Equipment Index Total Shareholder Return (4)	Net Income	Revenue (GAAP)
2022	$4,737,281	$3,818,318	($4,461,442)	$4,168,890	$1,750,743	$2,203,657	$126	$114	$190,169,000	$1,022,843,000
2021	$5,088,592	-	$7,696,296	-	$1,606,690	$2,403,858	$123	$141	$149,191,000	$958,102,000
2020	$4,026,977	-	$5,531,196	-	$1,684,116	$2,317,117	$111	$118	$102,285,000	$789,042,000

Notes

Non-PEO NEO Average Total Compensation Amount				$ 1,750,743	$ 1,606,690	$ 1,684,116
Non-PEO NEO Average Compensation Actually Paid Amount				2,203,657	2,403,858	2,317,117
Total Shareholder Return Amount				126	123	111
Peer Group Total Shareholder Return Amount				114	141	118
Net income				$ 190,169,000	$ 149,191,000	$ 102,285,000
Company Selected Measure Amount				1,022,843,000	958,102,000	789,042,000
Company Selected Measure Name				Revenue
PEO Name	Daniel Scavilla	Daniel Scavilla	David Demski		Daniel Scavilla	Daniel Scavilla
Named Executive Officers, Footnote [Text Block]				The Company's first principal executive officer (PEO) for 2020 through April 2022 was David Demski (First PEO). In April 2022, Daniel Scavilla (Second PEO) succeeded David Demski as the Company’s principal executive officer. The Company's other, non-PEO, named executive officers (NEOs) for 2020 and 2021 were David Paul, Daniel Scavilla, Keith Pfeil, and Kelly Huller. The Company's other, non-PEO, NEOs for 2022 were David Paul, Keith Pfeil, and Kelly Huller.
Additional 402(v) Disclosure [Text Block]				The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the First PEO and Second PEO, where applicable, in 2020, 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718.
Adjustment To PEO Compensation, Footnote [Text Block]

PEO Compensation Actually Paid Detail
	PEO Compensation Actually Paid Detail
	David Demski (First PEO)			Daniel Scavilla (Second PEO)
Compensation Element	2020	2021	2022	2022
Summary Compensation Table (SCT) Reported Total Compensation	$4,026,977	$5,088,592	$4,737,281	$3,818,318
Aggregate SCT Reported Equity Compensation (-)	($2,546,119)	($3,397,855)	($3,043,385)	($2,447,972)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$4,660,359	$4,865,705	$0	$2,948,098
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$517,206	$438,419	$0	$66,569
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	($1,127,227)	$701,435	($118,092)	($216,123)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-) (a)	$0	$0	($6,037,246)	$0
Compensation Actually Paid Determination	$5,531,196	$7,696,296	($4,461,442)	$4,168,890

(a)Reflects unvested stock option awards canceled in connection with Demski’s formal resignation as an employee of the Company (effective June 2022).

(3)       The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2020, 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs Compensation Actually Paid Detail

	Average Non-PEO NEO
	Compensation Actually Paid Detail
Compensation Element	2020	2021	2022
Summary Compensation Table (SCT) Reported Total Compensation	$1,684,116	$1,606,690	$1,750,743
Aggregate SCT Reported Equity Compensation (-)	($945,701)	($1,067,898)	($980,646)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$1,730,990	$1,529,222	$1,545,476
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$131,624	$178,265	$66,843
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	($283,912)	$157,579	($178,759)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0
Compensation Actually Paid Determination	$2,317,117	$2,403,858	$2,203,657

Peer Group Issuers, Footnote [Text Block]				Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer TSR reflects the TSR of the S&P 500 Health Care Equipment Index.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]				Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]				Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]				Compensation Actually Paid vs. Revenue (GAAP)
David Demski [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount				$ 4,737,281	$ 5,088,592	$ 4,026,977
PEO Actually Paid Compensation Amount				(4,461,442)	7,696,296	5,531,196
Daniel Scavilla [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount				3,818,318
PEO Actually Paid Compensation Amount				4,168,890
PEO [Member] | Aggregate SCT Reported Equity Compensation [Member] | David Demski [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				(3,043,385)	(3,397,855)	(2,546,119)
PEO [Member] | Aggregate SCT Reported Equity Compensation [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				(2,447,972)
PEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member] | David Demski [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				0	4,865,705	4,660,359
PEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				2,948,098
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding [Member] | David Demski [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				0	438,419	517,206
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				66,569
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY [Member] | David Demski [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				(118,092)	701,435	(1,127,227)
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				(216,123)
PEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member] | David Demski [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				(6,037,246)	0	0
PEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				(980,646)	(1,067,898)	(945,701)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				1,545,476	1,529,222	1,730,990
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				66,843	178,265	131,624
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				(178,759)	157,579	(283,912)
Non-PEO NEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount				$ 0	$ 0	$ 0